Commitments and Contingencies	12 Months Ended
Feb. 28, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	COMMITMENTS AND CONTINGENCIES

Funding Commitments

The Group entered into an agreement with East China Normal University Education Development Foundation (“Fund”) in 2016 to provide a funding commitment of RMB100,000 to set up a special fund for mathematics education studies purpose. The funding is to be provided in five tranches in a five-year period. The Group recognizes the funding commitment as marketing expenses on a straight-line basis over the five years and the amount accrued as of February 28, 2021 was RMB45,000(US$6,952).The first, second and third tranches of RMB10,000, RMB15,000 and RMB20,000 were paid in April, December 2017 and April 2019, respectively. The Group paid the fourth tranche of RMB10,000 in March, 2021, and the remaining of RMB45,000 has not been settled as of the date of this annual report.

Contingencies regarding lack of certain required permits and licenses

Certain learning centers do not possess required fire permits, educational permits or business licenses. The Group is in the process of obtaining the required permits and licenses, and do not believe any fines or penalties due to such noncompliance is probable as of February 28, 2021, neither can the amount or range of potential unfavorable outcomes be reasonably estimated.